Executive Retirement Plan (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) person	Dec. 31, 2022 USD ($)	Dec. 01, 2023 USD ($)
Executive Retirement Plan
Prior service cost arising from the retrospective recognition of past service	$ 5,765,000	$ (867,000)	$ 6,277,000	$ 14,200,000
Prior service cost exercised				7,800,000
Executive Retirement Plan
Executive Retirement Plan
Defined Benefit Plan, Plan Name [Extensible Enumeration]	dac:ExecutiveRetirementPlanMember
Discount rate	3.30%	3.00%
Defined benefit obligation	$ 21,500,000	$ 12,900,000	13,300,000		$ 6,500,000
Projected periodic benefit cost expected to be recognized in 2026	1,100,000
Interest cost	400,000	400,000	200,000
Net curtailment gain	0	0	200,000
Foreign exchange loss / (gain)	1,700,000	(700,000)	200,000
Actuarial loss/(gain) due to changes in assumptions	5,800,000	(900,000)	6,300,000
Actuarial loss/(gain) from past service and experience adjustments	5,400,000	(900,000)	5,200,000
Accumulated benefit obligation	14,600,000	8,100,000	$ 7,700,000
Prior service cost arising from the retrospective recognition of past service				14,200,000
Prior service cost exercised				$ 7,800,000
Number of executive officer added to the plan | person			1
Number of officer appointed to new position | person			1
Other comprehensive loss of the defined benefit plan	9,900,000	14,500,000	$ 11,200,000
Actuarial loss from changes in assumptions	400,000	0	1,100,000
Prior service cost related to benefit obligation	$ 1,200,000	$ 1,100,000	$ 700,000
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Amortization of Prior Service Cost (Credit), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Prior service cost expected to be reclassified	$ 2,200,000
Weighted average duration of the defined benefit obligation	7 years 9 months 18 days
Expected future benefits paid by 2030	$ 12,700,000
Executive Retirement Plan | General and administrative expenses
Executive Retirement Plan
Projected periodic benefit cost recognized	800,000	$ 700,000	$ 600,000
Executive Retirement Plan | Other long-term liabilities
Executive Retirement Plan
Defined benefit obligation	$ 21,500,000	$ 12,900,000
Executive Retirement Plan | Minimum
Executive Retirement Plan
Retirement age assumption to calculate projected benefit obligation	65 years	65 years
Executive Retirement Plan | Maximum
Executive Retirement Plan
Maximum percentage of salary escalation	5.00%	4.50%
Retirement age assumption to calculate projected benefit obligation	74 years	74 years